Investments (Tables)	6 Months Ended
Jun. 30, 2022
Investments Abstract
Summary of Investments in Associates and Joint Ventures
20.1.	Investments in associates and joint ventures
0	Joint Ventures	Associates (*)	Total
Balance at December 31, 2021	509	1,001	1,510
Investments	14	5	19
Transfer to assets held for sale	1	(59)	(58)
Restructuring, capital decrease and others	(1)	(14)	(15)
Results of equity-accounted investments	157	184	341
CTA	2	(16)	(14)
OCI	1	144	145
Dividends	(105)	(106)	(211)
Balance at June 30, 2022	578	1,139	1,717

	Joint Ventures	Associates (*)	Total
Balance at December 31, 2020	813	2,460	3,273
Investments	5	6	11
Transfer to assets held for sale	(2)	(2,129)	(2,131)
Restructuring, capital decrease and others	-	(175)	(175)
Results of equity-accounted investments	109	1,100	1,209
CTA	20	(72)	(52)
OCI	-	141	141
Dividends	(65)	(153)	(218)
Balance at June 30, 2021	880	1,178	2,058
(*)	It includes Braskem and other investments.